Related party transactions and balances (Details) ¥ in Thousands, $ in Thousands										1 Months Ended				12 Months Ended
	May 25, 2018 shares	Jan. 21, 2016 USD ($) shares	Jan. 21, 2016 CNY (¥) shares	Nov. 20, 2015 USD ($) shares	Nov. 20, 2015 CNY (¥) shares	May 08, 2015 USD ($) shares	May 08, 2015 CNY (¥) shares	Dec. 15, 2014 USD ($) shares	Dec. 15, 2014 CNY (¥) shares	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Dec. 31, 2017	May 31, 2015 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 USD ($) shares
Related Party Transaction [Line Items]
Revenues														$ 327,643	¥ 2,280,987	¥ 2,240,149		¥ 2,192,100
Class A ordinary shares | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares		90,909,091	90,909,091	90,909,091	90,909,091	93,750,000	93,750,000	36,812,868	36,812,868
Proceeds from the private placement		$ 500,000	¥ 3,279,000	$ 500,000	¥ 3,279,000	$ 400,000	¥ 2,445,000	$ 148,000	¥ 905,792
Share subscription agreement and Business Cooperation Agreement [Member] | Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares issued | shares						65,625,000	65,625,000
Cash consideration of ordinary shares issued						$ 250,000	¥ 1,528,200
Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets							660,215
Ctrip [Member]
Related Party Transaction [Line Items]
Revenues														9,400	65,700	161,700		61,500
Ctrip [Member] | Class A ordinary shares | Private placement concurrent with initial public offering [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares																			5,000,000
Ctrip [Member] | Class A ordinary shares | Private Placement [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares													3,750,000						3,731,034
Proceeds from the private placement | $													$ 20,000						$ 15,000
JD [Member]
Related Party Transaction [Line Items]
Purchases of travelling products															49,399	23,509		0
JD [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Acquired intangible assets							¥ 660,200
HNA Tourism [Member]
Related Party Transaction [Line Items]
Payments to acquire air ticket														$ 63,600	¥ 443,100	588,900		394,700
HNA Tourism [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction | $		$ 100,000
Black Fish [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction																	$ 24,000	155,900
Black Fish [Member] | Business Cooperation Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Consideration On Sale Of Assets To Related Party																		140,000
Fullshare [Member] | Class A ordinary shares
Related Party Transaction [Line Items]
Number of shares issued | shares	4,104,137
Fullshare [Member] | Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	6,949,997
Group for Travelling Products [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction																1,600
Affiliate of HNA | Notes Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction																	$ 5,700	¥ 40,000
Interest rate (as a percent)																	8.50%	8.50%
Financing term												1 year
Extended financing term												1 year
Requested extended term by borrowers														1 year	1 year
Allowance provision															¥ 1,900
Carrying value															44,800
Interest income															¥ 70,000	70,000
Affiliate of HNA | Loan Financing [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction										$ 71,800	¥ 500,000
Financing term										1 year	1 year
Extended financing term										1 year	1 year
Average interest rate (as a percent)										14.00%	14.00%
Service fee rate (as a percent)										6.00%	6.00%
Requested extended term by borrowers														1 year	1 year
Allowance provision															¥ 21,300
Carrying value															512,800
Service fee income															¥ 27,800	¥ 27,800